Movement of allowance for doubtful accounts (Details)	12 Months Ended
Sep. 30, 2022 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Addition to allowance for doubtful accounts	$ 358,218
Translation adjustments	(27,228)
Balance at end of year	$ 330,990